Basis Of Preparation Of The Consolidated Financial Statements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Variation of index used for restatement of financial statements	53.83	47.64	24.80